Segment Disclosures - Segment expenses and net income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Disclosures
Resident fees and services	$ 216,456		$ 148,855	$ 416,801	$ 297,782	$ 603,989	$ 568,475
Segment Reporting, Other Segment Item, Composition, Description						Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.
Depreciation and amortization	(56,473)		(31,191)	(107,871)	(63,990)	$ (126,356)	(137,186)
General and administrative						(10,549)	(11,921)
Interest expense	(350)		(949)	(701)	(1,897)	(3,797)	(3,942)
Transaction costs	(4,278)	$ (16,000)	0	(22,788)	0	(1,607)
Gain (loss) on sales of real estate, net							(16,413)
Other income (expense), net	16,465		(4,029)	17,281	(6,409)	863	(32,417)
Income tax benefit (expense)	1,746		(2,096)	624	(4,687)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	0		1,009	111	2,460	4,068	1,894
Net income (loss) attributable to Janus Living, Inc.	$ 10,723		$ (2,570)	$ 42,055	$ (4,680)	6,349	(50,463)
Single Reportable Segment
Segment Disclosures
Resident fees and services						603,989	568,475
Compensation and property management						(287,758)	(278,881)
Food						(27,263)	(26,513)
Real estate taxes						(15,937)	(15,472)
Repairs and maintenance						(20,212)	(18,373)
Utilities						(23,602)	(22,309)
Other segment items						(74,151)	(68,895)
Depreciation and amortization						(126,356)	(137,186)
General and administrative						(10,549)	(11,921)
Interest expense						(3,797)	(3,942)
Transaction costs						(1,607)
Gain (loss) on sales of real estate, net							(16,413)
Other income (expense), net						863	(32,417)
Income tax benefit (expense)						(11,339)	11,490
Equity income (loss) from unconsolidated joint venture						4,068	1,894
Net income (loss) attributable to Janus Living, Inc.						$ 6,349	$ (50,463)